STOCKHOLDERS' DEFICIT (Change of control, Stock split, Equity offering, and Change in Authorized Capital) (Details) - USD ($)	1 Months Ended
	Aug. 28, 2014	Mar. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 02, 2014	May 01, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common stock sold under stock purchase agreement, representing approximately 87% of the issued and outstanding shares of the Company	40,000,000
Shares cancelled		41,690,000
Shares issued to Messrs. Blackmon, Ruby and Verzura, representing approximately 89% of issued and outstanding shares		38,690,000
Number of units sold through equity offering		600,000
Proceeds from sale of units		$ 900,000
Per share price A Warrant holders can purchase each share of the Company's common stock during the two year period commencing April 1, 2014		$ 7.50
Per share price B Warrant holders can purchase each share of the Company's common stock during the three year period commencing April 1, 2014		$ 15.00
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000	10,000,000	5,000,000	10,000,000
Preferred stock, par value per share							$ 0.001
Preferred stock, no par value
Common stock, shares authorized			100,000,000	100,000,000	100,000,000	100,000,000	50,000,000	100,000,000
Common stock, par value per share							$ 0.001
Common stock, no par value			$ 0